UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               NVESTMENT COMPANY

                  Investment Company Act file number 811-05347

                           THE TREASURER'S FUND, INC.
        ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            RYE, NEW YORK 10580-1422
         -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            RYE, NEW YORK 10580-1422
         -------------------------------------------------------------
                     (Name and address of agent for service)

                    Registrant's telephone number, including
                            area code: 800-422-3554
                                       -------------

                       Date of fiscal year end: OCTOBER 31
                                                ------------

             Date of reporting period: JULY 1, 2005 - JUNE 30, 2006
                                       -----------------------------

          Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                         PROXY VOTING RECORD
              FOR PERIOD JULY 1, 2005 TO JUNE 30, 2006

 U.S. Treasury Money Market Portfolio

 For the period of July 1, 2005 to June 30, 2006, the U.S. Treasury Money Market Portfolio of The Treasurer's Fund, Inc. did not hold any voting securities.

 Domestic Prime Money Market Portfolio

 For the period of July 1, 2005 to June 30, 2006, the Domestic Prime Money Market Portfolio of The Treasurer's Fund, Inc. did not hold any voting securities.

 Tax Exempt Money Market Portfolio

 For the period of July 1, 2005 to June 30, 2006, the Tax Exempt Money Market Portfolio of The Treasurer's Fund, Inc. did not hold any voting securities.

                                   SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf
  by  the  undersigned,   thereunto  duly  authorized.

  Registrant  THE TREASURER'S FUND, INC.
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  By (Signature and Title)* /S/ BRUCE N. ALPERT
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

  Date      AUGUST 17, 2006
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 *Print  the name and title of each  signing  officer  under his or her signature.